Shane Daly

Vice President and

Associate General Counsel

(212) 314-3912

Fax: 212-314-2959

[AXA EQUITABLE LOGO]

March 7, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account 301 of AXA Equitable Life Insurance Company (the “Account”) Registration No.:

2-74667 and 811-03301 AXA Equitable 300+ Series

Commissioners:

AXA Equitable, on behalf of Registrant, has sent to contract owners the annual reports, for the period ended December 31, 2016, for the following underlying mutual funds (“Funds”) in which Registrant invests:

•	AXA Premier VIP Trust – underlying funds:

AXA Moderate Allocation

CharterSM Multi-Sector Bond

CharterSM Small Cap Value

•	EQ Advisors Trust – underlying funds:

AXA International Value Managed Volatility

AXA Large Cap Growth Managed Volatility

AXA Large Cap Value Managed Volatility

EQ/Capital Guardian Research

EQ/Common Stock Index

EQ/Equity 500 Index

EQ/Intermediate Government Bond

EQ/International Equity Index

EQ/Money Market

Multimanager Aggressive Equity

Multimanager Technology

AXA Equitable understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/s/ Shane Daly
Shane Daly

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104